Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Option activity for the year ended December 31, 2018 and 2017 was as follows:

		2018		2017
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Outstanding - Beginning of year	1,498,052	2.26	1,961,791	2.23

Granted	619,505	6.65	266,814	2.40
Exercised	(626,875)[1]	2.18	(627,256)[1]	2.21
Expired	(5,569)	1.80	(64,068)	2.19
Forfeited	(10,636)	4.92	(39,229)	2.37

Outstanding - End of year	1,474,477	4.12	1,498,052	2.26

1 Of the 626,875 (2017 - 627,256) options exercised, 443,748 (2017 - 548,833) elected the cashless exercise, under which 297,626 shares (2017 - 238,130) were issued. These options would have otherwise been exercisable for proceeds of $975 (2017 - $1,227) on the exercise date.

Schedule of Weighted Average Assumptions

	2018	2017
Risk-free interest rate	2.02%	2.70%
Expected volatility	77%	98%
Expected life (years)	4.2	4.4
Forfeiture rate	5%	4%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Warrant activity for the years ended December 31, 2018 and 2017 was as follows:

			2018			2017
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
		$	$		$	$
Opening balance	2,087,598	2.46	674	2,725,596	2.27	660
Granted	134,766	6.53	332	144,231	4.22	208
Exercised	(2,029,905)	2.41	(591)	(782,229)	2.18	(194)
Closing balance	192,459		415	2,087,598		674

Schedule of Weighted Average Assumptions

The weighted average grant date value per warrant of warrants issued in 2018 was $2.47 (2017 - $1.44), determined using the Black-Scholes valuation model and the following weighted average assumptions:

	2018	2017
Risk-free interest rate	1.84%	2.70%
Expected volatility	68%	72%
Expected dividend yield	–	–
Expected life (years)	2	2